AMENDED AND RESTATED INVESTMENT ADVISORY CONTRACT

Amended and Restated Contract made as of May 12, 2021, (this “Contract”) by and between, Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”), a trust created under the laws of the Commonwealth of Puerto Rico (“Puerto Rico”) pursuant to a deed of trust, as amended (the “Deed of Trust”) and a management investment company currently registering under the Investment Company Act of 1940, as amended (the “1940 Act”), and UBS Asset Managers of Puerto Rico (“UBS AMPR”), a division of UBS Trust Company of Puerto Rico (“UBS TCPR”), a trust company duly organized and having its principal office and principal place of business in Puerto Rico, the Fund’s investment adviser, currently registering under the Investment Advisers Act of 1940, as amended (the “Investment Advisers Act”).

WHEREAS, the Fund and UBS AMPR initially entered into the Investment Advisory Contract as of June 25, 2004, when the Fund was registered under the Puerto Rico Investment Companies Act, as amended, and subject to the regulations thereunder;

WHEREAS, the Fund is registered under the 1940 Act as a closed-end management investment company and UBS AMPR is registered under the Investment Advisers Act.

WHEREAS, the Fund intends to sell units (the “Units”) representing undivided interests in a series of separately managed pools of assets (each a “Portfolio”) to investors (the “Unitholders”);

WHEREAS, each Portfolio, under normal conditions, will invest up to 80% of its total assets in common stocks and other equity securities of U.S. or foreign companies (the “Equity Portion”), and each Portfolio also will invest at least 20% of its total assets in equity and taxable fixed-income securities issued by Puerto Rico entities (the “Puerto Rico Securities Portion”).

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WHEREAS, the Fund desires to retain UBS AMPR as an investment adviser to furnish certain investment advisory services to each Portfolio of the Fund;

WHEREAS, UBS AMPR has full capacity and is willing to provide investment advisory services to the Fund on the terms and conditions set forth herein; and

WHEREAS, the Fund, subject to approval by the Fund’s Board of Directors (the “Board”), intends to enter into sub-advisory agreements on behalf of certain Portfolios in connection with the Equity Portion of each such Portfolio.

NOW, THEREFORE, in consideration of the premises and mutual covenants herein contained, it is agreed between the parties hereto as follows:

1.         Appointment.  The Fund hereby appoints UBS AMPR as investment adviser of each Portfolio of the Fund for the period and on the terms set forth in this Contract.  UBS AMPR accepts such appointment and agrees to render the services set forth herein for the compensation provided herein.

2.         Duties as Investment Adviser.

(a)        Subject to the supervision of the Board, UBS AMPR will provide or arrange for the provision of a complete and continuous investment program for each Portfolio, including investment research and/or management with respect to securities and investments and cash equivalents of each Portfolio.

(b)        UBS AMPR shall manage and invest the assets of the Puerto Rico Securities Portion of each Portfolio in accordance with its investment objectives and the policies and restrictions described in the Fund’s registration statement on Form N-1A as filed with the Securities and Exchange Commission (the “Registration Statement”).  UBS AMPR may enter in to such contracts with other parties as it deems necessary to assist it in these responsibilities, subject to the approval of the Board.

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(c)        UBS AMPR shall establish the investment style for each Portfolio and select investment advisers (each referred to as a “Portfolio Manager”) for the Equity Portion of certain Portfolios subject to approval by the Board.  UBS AMPR is hereby authorized to enter into sub-advisory agreements with respect to a Portfolio Manager for each Portfolio.  UBS AMPR will perform, or arrange for the performance of, certain limited monitoring of the activities and performance of the Portfolio Managers and the Equity Portion of the applicable Portfolios.  UBS AMPR is authorized to remove or replace a Portfolio Manager for a given Portfolio, subject to the approval of the Board, by retaining a different Portfolio Manager to manage the Equity Portion of such Portfolio.  UBS AMPR also shall pay all fees associated with retaining a sub-adviser as described herein.  UBS AMPR will disclose fully to the Board in advance and in the Registration Statement the compensation and feed paid to any sub-adviser, and will notify the Board in advance of any change in the terms of such compensation and fees.

(d)       UBS AMPR agrees that in placing orders with brokers and dealers for the Puerto Rico Securities Portion of the Portfolios, it will attempt to obtain the best net price and most favorable execution; provided, subject to the provisions of the 1940 Act, the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and to the extent permitted by the Securities and Exchange Commission, UBS AMPR may, purchase and sell portfolio securities to and from brokers who provide UBS AMPR with research analysis, statistical or pricing advice, or similar services.  UBS AMPR will consider the full range and quality of a broker’s or dealer’s services.  Factors considered by UBS AMPR in selection brokers and dealers may include the following:  price, the broker’s or dealer’s facilities, the broker’s or dealer’s reliability and financial responsibility, the ability of the broker or dealer to effect securities transactions, particularly with regard to such aspects as timing, order size and execution of orders, and the research and other services provided by the broker or dealer to UBS AMPR, notwithstanding that the Fund may not be the direct or exclusive beneficiary of those services.  UBS AMPR will not be obligated to seek in advance competitive bidding or the most favorable commission rate applicable to any particular transaction for the Fund or to select any broker or dealer on the basis of its “posted” commission rate.  UBS AMPR may cause the Fund to pay a commission for effecting a transaction for the Fund in excess of the amount another broker or dealer would have charged for effecting the transaction, provided the UBS AMPR determines in good faith that such commission is reasonable in relation to the value of the brokerage and/or research services provided by the broker or dealer to UBS AMPR.  Research services furnished by the brokers or dealers through which UBS AMPR effects securities transactions may be used by UBS AMPR in advising its other clients (including persons affiliated with UBS AMPR), and conversely, such research services furnished to UBS AMPR in connection with other clients may be used in advising the Fund.  UBS AMPR will seek to allocate the opportunity to purchase or sell a security or other investment among advisory clients, in accordance with UBS AMPR’s trade allocation policies and procedures so that accounts with like investment strategies are treated fairly and equitably over time. In the event it is not possible to obtain the same price or time of execution for all of the securities or other investments purchased or sold for the Fund, transactions for the Fund may be reported by using the average price of these transactions.  UBS AMPR may purchase or sell the same security for more than one client on an aggregated basis to obtain a favorable price to the extent permitted by applicable law.  These orders

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may be averaged as to price and allocated as to amount according to each client’s daily purchase or sale orders or upon some other basis deemed equitable by UBS AMPR.

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(e)        Subject to the provisions of the 1940 Act, the Exchange Act and to the extent permitted by the Securities and Exchange Commission, UBS AMPR may engage on behalf of the Fund in securities and other transactions with its affiliates (or other dealers) and transactions in securities for which one of its affiliates is a member of the underwriting syndicate.  In no instance will portfolio securities or other investments with respect to the Puerto Rico Securities Portion be purchased from or sold to or through UBS AMPR or any of its affiliates or with respect to such Portion or the Equity Portion, with or through any party with whom UBS AMPR has entered into an agreement pursuant to Section 3 of this Contract or affiliated person thereof, except in accordance with applicable law and the policies and procedures adopted by the Board.

(f)        In compliance with the requirements of Rule 31a-3 under the 1940 Act, UBS AMPR hereby agrees that all records which it maintains for the Fund are the property of the Fund and further agrees to surrender promptly to the Fund any such records upon the Fund’s request. UBS AMPR further agrees to preserve for the periods prescribed by Rule 31a-2 under the 1940 Act the records required to be maintained by Rule 31a-1 under the 1940 Act.

(g)        UBS AMPR will provide the Fund’s administrator with any assistance regarding the valuation of the Fund’s portfolio investments as the latter may reasonably request.

3.         Direct Retention by UBS AMPR of a Sub-Investment Adviser.  UBS AMPR may from time to time, in its sole discretion to the extent permitted by applicable law, appoint one or more sub-advisers, including, without limitation, affiliates of UBS AMPR, to perform investment advisory services in connection with any or all of its duties specified in Paragraph 2 of this Contract, and/or to manage and invest the assets of the Equity Portion of certain Portfolios in accordance with their investment objectives and the policies and restrictions described in the Registration Statement; provided, however, that the compensation of such person or persons shall be paid by UBS AMPR and that UBS AMPR shall be as fully responsible to the Fund for the acts and omissions of any sub-adviser as it is for its own acts and omissions. UBS AMPR may terminate any or all sub-advisers in its sole discretion at any time to the extent permitted by applicable law.  UBS AMPR will disclose fully to the Board the terms of any contract entered into pursuant to this Section including, but not limited to, the compensation to be paid, and will notify the Board in advance of any change in the terms of such contract.

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4.         Custodian.  UBS AMPR is authorized, in its capacity as investment adviser, to give instructions to the Fund’s custodian or any sub-custodian with respect to all investment decisions regarding the Fund.  UBS AMPR shall not be liable for any act or omission of the custodian or any sub-custodian.

5.         Further Duties.  In all matters relating to the performance of this Contract, UBS AMPR will act in conformity with (i) the Deed of Trust or any supplement thereto, (ii) any By‑Laws, Code of Ethics, policies and procedures adopted by the Board, the then current prospectus, the 1940 Act and the rules and regulations thereunder, the Exchange Act and the rules and regulations thereunder, and any other applicable laws and regulations of the United States and Puerto Rico.

6.         Services Not Exclusive.  The services furnished by UBS AMPR hereunder are not to be deemed exclusive and UBS AMPR shall be free to furnish similar services to others so long as its services under this Contract are not impaired thereby.  Nothing in this Contract shall limit or restrict the right of any director, officer, or employee of UBS AMPR, who may also be a director, officer, or employee of the Fund, to engage in any other business or to devote his or her time and attention in part to the management or other aspects of any other business, whether of a similar nature or a dissimilar nature.

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7.         Expenses.

(a)        During the term of this Contract, the Fund on behalf of each Portfolio will bear all expenses incurred in such Portfolio’s operations and the offering of units, and will prorate among the Portfolios expenses not attributable to a specific Portfolio, except those expenses specifically assumed by UBS AMPR.

(b)        Expenses borne by the Fund will include but are not limited to the following (which shall be in addition to the fees payable to and expenses incurred on behalf of the Fund by UBS AMPR under this Contract):  (1) the costs (including brokerage commissions, if any) of securities purchased or sold by the Fund and any losses incurred in connection therewith; (2) organizational expenses, including legal expenses, of the Fund; (3) billing fees and expenses relating to the registration of the Fund under the 1940 Act, (4) fees and salaries payable to the directors who are independent of UBS AMPR and any party retained pursuant to Section 3 hereof or their affiliates; (5) all expenses incurred in connection with such directors’ services, including travel expenses; (6) taxes (including any income or franchise taxes) and governmental fees (including transfer taxes); (7) costs of any liability, uncollectible items of deposit and insurance or fidelity bonds; (8) any costs, expenses, or losses arising out of a liability or claim for damages or other relief asserted against the Fund for violation of any law; (9) Fund legal fees and disbursements, including legal fees of special counsel for the independent directors, if one is retained; (10) accounting and auditing expenses; (11) fees and disbursements of custodians and securities depositories, administrator, transfer agent, dividend disbursing agent and registrar, and other agents; (12) expenses of printing and distributing reports to Unitholders; (13) any extraordinary expenses, including reasonable fees and disbursements of litigation counsel, and indemnification expenses incurred by the Fund; (14) fees, voluntary assessments, and other expenses incurred in connection with membership in investment company or trade organizations; (15) costs of mailing and tabulating proxies and costs of meetings of Unitholders, the Board and any committees thereof; (16) the cost of investment company literature and other publications provided to directors and officers; (17) costs of mailing, stationary and communications equipment; (18) interest charged on borrowings; and (19) the cost of preparing, printing, and mailing certificates, if any, representing Units.

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(c)        The Fund may pay directly any expense incurred by it in its normal operations and, if any such payment is consented to by UBS AMPR and acknowledged as otherwise payable by UBS AMPR pursuant to this Contract, the Fund may reduce the fee payable to UBS AMPR pursuant to Section 8 hereof by such amount.  To the extent that such deductions exceed the fee payable to UBS AMPR on any monthly payment date, such excess shall be carried forward and deducted in the same manner from the fee payable on succeeding monthly payment dates.

(d)       UBS AMPR agrees to pay all of its own expenses incurred in connection with this Contract, including any compensation for services provided to the Fund by its officers, directors and/or employees who are affiliated with UBS AMPR or its affiliates or any person hired pursuant to Section 3 hereof.

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(f)        The payment or assumption by UBS AMPR of any expense of the Fund that UBS AMPR is not required by this Contract to pay or assume shall not obligate UBS AMPR to pay or assume the same or any similar expense of the Fund on any subsequent occasion.

8.         Compensation.

(a)        For the services provided and the expenses assumed pursuant to this Agreement, the Fund will pay UBS AMPR and UBS AMPR will accept as full compensation therefor a fee at the annual rates set forth on Appendix A attached hereto, as such appendix may be amended from time to time upon agreement in writing of the parties hereto.

(b)        The fee for each calendar month shall be accrued weekly and payable monthly to UBS AMPR on or before the last business day of the next succeeding calendar month.

(c)        If this Contract becomes effective or terminates before the end of any month as to any Portfolio, the fees paid from the assets of that Portfolio for the period from the effective date to the end of the month or from the beginning of such month to the date of termination, as the case may be, shall be prorated according to the proportion which such period bears, to the full month in which such effectiveness or termination occurs.

9.         Confidentiality. UBS AMPR will treat confidentially and as proprietary information of the Fund all records and other information relative to the Fund, any of the Fund’s prior, current or potential unitholders, and will not use such records, and information for any purpose other than performance of its responsibilities and duties hereunder, except after prior notification to and approval in writing by the Fund, which approval shall not be unreasonably withheld and may not be withheld where the investment adviser may be exposed to civil or criminal contempt proceedings for failure to comply, when requested to divulge such information by duly constituted authorities, or when so requested by the Fund.

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10.       Limitation of Liability of UBS AMPR.  UBS AMPR shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of this Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations or duties under this Agreement.  UBS AMPR may rely on any notice or communication (written or oral) by an authorized person of the Fund reasonably believed by it to be genuine.  These limitations shall not relieve UBS AMPR from any responsibility, obligation, or duty that UBS MPR may have under state statutes, the laws of Puerto Rico, or any federal securities law which is not waivable.  Any person, even though also an officer, partner, employee, or agent of UBS AMPR, who may be or become a director, officer, employee, or agent of the Fund shall be deemed, when rendering services to the Fund or acting with respect to any business of the Fund, to be rendering such service to or acting solely for the Fund and not as a director, employee, or agent or one under the control or direction of UBS AMPR even though paid by it.  Nothing herein shall be deemed a waiver of any rights but the Fund may have pursuant to applicable securities laws or regulations.

11.       Duration and Termination.

(a)        This Contract shall become effective upon the date first above written, provided that this Contract shall not take effect unless it has first been approved by a majority of the Board, including a majority of the independent directors in accordance with the requirements of the 1940 Act and the rules and regulations thereunder.

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(b)        Unless sooner terminated as provided herein, this Contract shall continue in effect for two years from its effective date.  Thereafter if not terminated, this Contract shall continue for successive annual periods; provided that such continuance is specifically approved at least annually (a) by vote of a majority of those members of the Board who are not interested persons of any party to this Agreement, cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for the purpose of voting on such approval, and (b) by the Board or by vote of a majority of the outstanding voting securities of the Fund.

(c)        Notwithstanding the foregoing, this Contract may be terminated at any time, without the payment of penalty, by unanimous vote of the Board or by a vote of a majority of the outstanding voting securities of the Fund on 60 days’ written notice to the investment adviser or by the investment adviser at any time, without the payment of any penalty, on 60 days’ written notice to the Fund.

(d)       Termination of this Agreement with respect to one Portfolio shall in no way affect the continued validity of this Agreement or the performance thereunder with respect to the other Portfolios.

(e)        This Agreement will automatically terminate in the event of its assignment. As used in this Agreement, the terms “majority of the outstanding voting securities,” “interested persons” and “assignment” shall have the same meanings as such terms in the 1940 Act.

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12.       Amendment of this Contract.  No provision of this Contract with respect o any Portfolio may be changed, waived, discharged, or terminated orally, except by an instrument signed by the party against whom enforcement of the change, waiver, discharge, or termination is sought, and no amendment of this Contract with respect to any Portfolio shall be effective until approved by vote of a majority of the applicable Portfolio’s outstanding voting securities.

13.       Governing Law.  This Contract shall be construed in accordance with the laws of Puerto Rico and in accordance with the applicable provisions of the 1940 Act.

14.       Miscellaneous.  The captions in this Contract are included for convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect.  If any provision of this Contract shall be held or made invalid by a court decision, statue, rule or otherwise, the remainder of this Contract shall not be affected thereby.  This contract shall be binding upon and shall inure to the benefit of the parties hereto and their respective successors.

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IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their officers designated as of the day and year first above written.

UBS ASSET MANAGERS OF PUERTO RICO, a division of UBS Trust Company of Puerto Rico	Multi-Select Securities Fund for Puerto Rico Residents
By: Name: Leslie Highley, Jr. Title: Managing Director	By: Name: Carlos V. Ubiñas Title: President

UBS ASSET MANAGERS OF PUERTO RICO, a division of UBS Trust Company of Puerto Rico	Multi-Select Securities Fund for Puerto Rico Residents
By: Name: Javier Rodríguez Title: Director	By: Name: Liana Loyola Title: Secretary

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Appendix A

The Fund, on behalf of each Portfolio, will pay to UBS AMPR, as investment adviser, an annual fee of 1.00% of such Portfolio’s average weekly net assets. For purposes of calculating the advisory fee hereunder, each Portfolio’s net assets shall be calculated pursuant to the procedures adopted by resolutions of the Board for calculating the value of such Portfolio’s net assets or delegating such calculations to third parties.

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